SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Schedule of subscribed and paid-in capital

The subscribed and paid-in capital is the following:

Share capital	December 31, 2021	December 31, 2020
Authorized shares	1,400,000,000	1,400,000,000
Subscribed and paid-in shares:
Ordinary shares with a nominal value of COP 500 pesos	509,704,584	509,704,584
Preferred shares with dividend without voting rights with nominal value of COP 500 pesos	452,122,416	452,122,416
Total subscribed and paid-in shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value, in millions of COP)	480,914	480,914

Schedule of dividends declared

Dividends declared with respect to	Cash dividends per share
net income earned in:	(Stated in COP)
2021	3,120
2020	260
2019	1,638
2018	1,092
2017	1,020